Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt and Credit Facilities
Schedule of short and long term debt

Debt and credit facilities are comprised of the following:

Long-Term Debt

	December 31	December 31
($ millions)	2025	2024
Fixed-term debt(1)(2)
5.60% Series 9 Medium Term Notes, due 2025	—	1 000
7.875% Debentures, due 2026 (US$275)	377	396
3.00% Series 5 Medium Term Notes, due 2026	96	96
5.40% Series 10 Medium Term Notes, due 2026	500	500
8.20% Notes, due 2027 (US$43)	59	62
2.95% Series 11 Medium Term Notes, due 2027	500	—
7.00% Debentures, due 2028 (US$250)	343	360
3.10% Series 6 Medium Term Notes, due 2029	65	65
5.00% Series 7 Medium Term Notes, due 2030	154	154
3.55% Series 12 Medium Term Notes, due 2030	500	—
7.15% Notes, due 2032 (US$500)	686	720
5.35% Notes, due 2033 (US$91)	123	130
5.95% Notes, due 2034 (US$500)	686	720
5.95% Notes, due 2035 (US$178)	243	257
5.39% Series 4 Medium Term Notes, due 2037	279	279
6.80% Notes, due 2038 (US$621)	852	895
6.50% Notes, due 2038 (US$476)	652	685
6.85% Notes, due 2039 (US$750)	1 029	1 080
6.00% Notes, due 2042 (US$32)	43	46
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	1 029	1 080
3.95% Series 8 Medium Term Notes, due 2051	500	500
3.75% Notes, due 2051 (US$750)	1 029	1 080
Total unsecured long-term debt	10 045	10 405
Deferred financing costs	(58)	(60)
	9 987	10 345
Current portion of long-term debt	(973)	(997)
Total long-term debt	9 014	9 348

(1)	Prior period amounts have been reclassified to align with current period presentation of total unsecured long-term debt.
(2)	Certain securities are redeemable at the option of the company.

Scheduled principal repayments for leases liabilities, short term debt and long term debt	Scheduled principal repayments for long-term debt are as follows:

($ millions)	Repayment
2026	973
2027	559
2028	343
2029	65
2030	654
Thereafter	7 451
10 045

Summary of available and unutilized credit facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2025
Fully revolving and expiring in 2029	2 750
Fully revolving and expiring in 2028	2 469
Can be terminated at any time at the option of the lenders	1 070
Total credit facilities	6 289
Credit facilities supporting standby letters of credit	(725)
Total unutilized credit facilities(1)	5 564

(1)Available credit facilities for liquidity purposes at December 31, 2025 decreased to $5.219 billion, compared to $5.475 billion at December 31, 2024.